Payden Global Low Duration Fund
1
Schedule of Investments
- July 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bond (98%)
Canada (USD) (12%
)
175,000 Bank of Nova Scotia , (U.S. Secured Overnight
Financing Rate + 0.730%), 4.25%, 2/02/30 (a) $ 172
145,000 Bank of Nova Scotia , (U.S. Secured Overnight
Financing Rate + 0.890%), 4.93%, 2/14/29 (a) 146
75,000 Canadian Imperial Bank of Commerce , (Secured
Overnight Financing Rate + 0.790%), 4.28%,
1/29/30 (a) 74
700,000 Canadian Imperial Bank of Commerce 144A,
4.41%, 6/08/28 (b) 700
500,000 CDP Financial Inc. 144A, (Secured Overnight
Financing Rate + 0.500%), 4.13%, 5/05/28 (a)
(b) 502
300,000 CPPIB Capital Inc. 144A, 3.75%, 10/08/27 (b) 298
80,000 Enbridge Inc. , 4.20%, 11/20/28  79
250,000 National Bank of Canada , (Secured Overnight
Financing Rate + 0.760%), 4.17%, 1/20/29 (a) 248
550,000 OMERS Finance Trust , 4.00%, 4/20/28 (c) 547
300,000 Ontario Teachers' Finance Trust 144A, 4.25%,
4/25/28 (b) 299
250,000 Ontario Teachers' Finance Trust 144A, 4.63%,
4/10/29 (b) 251
300,000 Province of British Columbia Canada , 4.70%,
1/24/28  302
500,000 PSP Capital Inc. 144A, 3.50%, 6/29/27 (b) 497
215,000 Royal Bank of Canada , (U.S. Secured Overnight
Financing Rate + 0.890%), 4.50%, 8/06/29 (a) 214
45,000 Saturn Oil & Gas Inc. 144A, 8.50%,
7/30/31 (b)(d) 45
185,000 Toronto-Dominion Bank , 4.36%, 4/23/29  183
4,557
Cayman Islands (USD) (3%
)
25,000 Azorra Finance Ltd. 144A, 7.25%, 1/15/31 (b) 26
250,000 BlueMountain CLO XXIX Ltd. 2020-29A
144A, (3 mo. Term Secured Overnight
Financing Rate + 1.050%), 4.86%, 7/25/34 (a)
(b) 250
250,000 KKR CLO Ltd. 28A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.120%),
4.91%, 2/09/35 (a)(b) 250
250,000 Suci Second Investment Co. , 6.00%,
10/25/28 (c) 255
250,000 Wind River CLO Ltd. 2022-1A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.150%), 4.88%, 7/20/35 (a)(b) 250
1,031
Chile (USD) (1%
)
250,000 Chile Government International Bond , 2.75%,
1/31/27  248
Denmark (USD) (1%
)
210,000 Danske Bank A/S 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.750%), 4.30%, 4/01/28 (a)(b) 210
France (USD) (4%
)
200,000 Banque Federative du Credit Mutuel SA 144A,
4.79%, 7/09/29 (b) 199
215,000 BNP Paribas SA 144A, (U.S. Secured
Overnight Financing Rate + 1.450%), 4.79%,
5/09/29 (a)(b) 215
Principal
or Shares Security Description
Value
(000)
300,000 Caisse d'Amortissement de la Dette Sociale
144A, 3.75%, 9/12/27 (b) $ 298
400,000 Caisse d'Amortissement de la Dette Sociale
144A, 4.25%, 1/24/27 (b) 400
250,000 Credit Agricole SA 144A, (U.S. Secured
Overnight Financing Rate + 1.860%), 6.32%,
10/03/29 (a)(b) 257
1,369
Ireland (USD) (0%
)
165,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 4.88%, 4/01/28  165
Italy (USD) (0%
)
200,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.800%), 5.00%, 6/29/30 (a)(b) 199
Japan (USD) (2%
)
200,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.380%), 5.42%, 2/22/29 (a)(d) 202
200,000 Mizuho Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.680%), 4.78%, 7/13/30 (a) 199
200,000 Sumitomo Mitsui Financial Group Inc. , 1.90%,
9/17/28  188
200,000 Sumitomo Mitsui Financial Group Inc. , 4.11%,
1/15/29  197
786
Jersey (USD) (1%
)
250,000 Dryden CLO Ltd. 2022-113A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.090%), 4.84%, 10/15/37 (a)(b) 251
Luxembourg (USD) (1%
)
200,000 ArcelorMittal SA , 6.55%, 11/29/27  205
Netherlands (USD) (2%
)
300,000 BNG Bank NV , 3.63%, 10/01/26 (c) 300
300,000 BNG Bank NV 144A, 4.25%, 1/25/29 (b) 299
200,000 ENEL Finance International NV 144A, 5.13%,
6/26/29 (b) 201
800
New Zealand (USD) (0%
)
200,000 ANZ New Zealand Int'l Ltd. 144A, 4.00%,
1/22/29 (b) 197
Norway (USD) (1%
)
200,000 Var Energi ASA 144A, 7.50%, 1/15/28 (b) 207
Panama (USD) (1%
)
30,000 Carnival Corp. Ltd. 144A, 5.13%, 5/01/29 (b) 30
35,000 Carnival Corp. Ltd. 144A, 5.75%, 3/15/30 (b) 35
225,000 Intercorp Financial Services Inc. 144A, 4.13%,
10/19/27 (b) 222
287
Poland (USD) (1%
)
250,000 Bank Gospodarstwa Krajowego , 6.25%,
10/31/28 (c) 259
Spain (USD) (2%
)
200,000 Banco Bilbao Vizcaya Argentaria SA , 4.15%,
3/03/29  197
200,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.950%), 5.37%, 7/15/28 (a) 201

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
200,000 CaixaBank SA 144A, (U.S. Secured Overnight
Financing Rate + 1.140%), 4.63%, 7/03/29 (a)
(b) $ 200
598
Supranational (USD) (2%
)
30,000 American Airlines Inc./AAdvantage Loyalty IP
Ltd. 144A, 5.75%, 4/20/29 (b) 30
350,000 Asian Development Bank , (Secured Overnight
Financing Rate + 0.300%), 3.95%, 6/20/28 (a) 351
250,000 Asian Development Bank , 4.75%, 2/12/30  250
95,000 NXP BV/NXP Funding LLC/NXP USA Inc. ,
4.30%, 8/19/28  94
725
Sweden (USD) (2%
)
200,000 Skandinaviska Enskilda Banken AB 144A,
4.00%, 3/12/29 (b) 197
200,000 Svensk Exportkredit AB , 3.63%, 3/12/29  197
500,000 Svensk Exportkredit AB , 4.13%, 6/14/28  498
892
Switzerland (USD) (1%
)
200,000 UBS Group AG 144A, (U.S. Secured
Overnight Financing Rate + 0.840%), 4.15%,
12/23/29 (a)(b) 197
200,000 UBS Group AG 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.600%), 6.33%, 12/22/27 (a)(b) 201
398
United Arab Emirates (USD) (1%
)
250,000 MDGH GMTN RSC Ltd. , 3.00%, 3/28/27 (c) 248
United Kingdom (USD) (1%
)
200,000 Barclays PLC , (U.S. Secured Overnight
Financing Rate + 0.930%), 4.22%, 5/24/30 (a) 196
200,000 Barclays PLC , (U.S. Secured Overnight
Financing Rate + 1.080%), 4.48%,
11/11/29 (a) 198
50,000 Rio Tinto Finance USA PLC , 4.50%, 3/14/28  50
444
United States (USD) (59%
)
35,000 AAR Escrow Issuer LLC 144A, 6.75%,
3/15/29 (b) 36
25,000 AES Corp. , 5.20%, 7/15/29  25
20,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 5.50%,
3/31/31 (b) 19
20,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 5.63%,
3/31/32 (b) 19
70,000 Allison Transmission Inc. 144A, 4.75%,
10/01/27 (b) 70
223,198 Ally Bank 2026-A 144A, 4.86%, 3/15/34 (b) 223
175,787 Ally Bank Auto Credit-Linked Notes 2025-B
144A, 4.94%, 9/15/33 (b) 175
155,670 Ally Bank Auto Credit-Linked Notes 2025-A
144A, 4.99%, 6/15/33 (b) 155
40,000 Ally Financial Inc. , (Secured Overnight
Financing Rate + 1.960%), 5.74%, 5/15/29 (a) 40
250,000 American Credit Acceptance Receivables Trust
2023-1 144A, 9.79%, 12/12/29 (b) 253
125,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.260%), 4.73%, 4/25/29 (a) 125
Principal
or Shares Security Description
Value
(000)
35,000 American Honda Finance Corp. , 4.15%,
1/08/29  $ 34
30,000 AmeriGas Partners LP/AmeriGas Finance Corp.
144A, 6.88%, 6/01/31 (b) 31
145,000 Amrize Finance U.S. LLC , 4.70%, 4/07/28  145
160,000 Antero Resources Corp. 144A, 5.38%,
3/01/30 (b) 160
70,000 Ares Capital Corp. , 5.55%, 1/15/30  69
175,000 Ares Strategic Income Fund , 5.45%, 9/09/28  174
15,000 Asbury Automotive Group Inc. 144A, 4.63%,
11/15/29 (b) 15
240,000 Athene Global Funding 144A, 5.52%,
3/25/27 (b) 242
45,000 Aviation Capital Group LLC 144A, 4.25%,
4/30/29 (b) 44
45,000 Aviation Capital Group LLC 144A, 4.75%,
4/14/27 (b) 45
35,000 Axon Enterprise Inc. 144A, 6.13%, 3/15/30 (b) 36
205,000 Bank of America Corp. , (U.S. Secured
Overnight Financing Rate + 1.110%), 4.62%,
5/09/29 (a) 205
200,000 BAY Trust 2026-MDWS 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.643%),
5.32%, 6/15/41 (a)(b) 200
100,000 BDS LLC 2026-FL17 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.550%),
5.22%, 5/19/43 (a)(b) 100
13,628,269 Benchmark Mortgage Trust 2018-B6, 0.39%,
10/10/51 (e) 84
50,000 Beusa Investments LLC 144A, 7.00%,
8/01/31 (b) 49
100,000 BHMS Commercial Mortgage Trust 2025-
ATLS 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.850%), 5.53%, 8/15/42 (a)
(b) 100
35,000 Blue Owl Credit Income Corp. , 7.95%, 6/13/28  36
35,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A, 7.00%, 7/15/29 (b) 36
35,410 BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.259%), 5.94%, 9/15/35 (a)(b) 35
175,000 BX Commercial Mortgage Trust 2024-
XL5 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.691%), 5.37%, 3/15/41 (a)
(b) 176
200,000 BX Commercial Mortgage Trust 2026-
CSMO 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.700%), 5.38%, 2/15/43 (a)
(b) 202
200,000 BX Trust 2024-BIO 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.642%),
5.32%, 2/15/41 (a)(b) 200
140,000 BX Trust 2024-CNYN 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.692%),
5.37%, 4/15/41 (a)(b) 140
200,000 BX Trust 2025-VLT7 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.700%),
5.38%, 7/15/44 (a)(b) 200
150,000 BX Trust 2023-LIFE 144A, 5.39%, 2/15/28 (b) 146
250,000 BX Trust 2025-VLT6 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.893%),
5.57%, 3/15/42 (a)(b) 249

Principal
or Shares Security Description
Value
(000)
191,900 BX Trust 2024-VLT4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.941%),
5.62%, 6/15/41 (a)(b) $ 192
200,000 BX Trust 2025-VOLT 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.100%),
5.78%, 12/15/44 (a)(b) 200
2,732,359 Cantor Commercial Real Estate Lending 2019-
CF1, 1.11%, 5/15/52 (e) 55
75,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 2.440%), 7.15%,
10/29/27 (a) 75
100,000 CarMax Auto Owner Trust 2024-4, 5.36%,
8/15/31  100
150,000 CarMax Auto Owner Trust 2024-3, 5.67%,
1/15/31  152
20,000 Caturus Energy LLC 144A, 7.13%, 5/15/31 (b) 20
23,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 5.13%, 5/01/27 (b) 23
210,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.143%), 4.64%, 5/07/28 (a) 210
210,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.870%), 4.79%, 3/04/29 (a) 210
88,172 COLT Mortgage Loan Trust 2025-11 144A,
5.05%, 11/25/70 (b)(e) 87
200,000 COLT Mortgage Loan Trust 2026-5 144A,
5.66%, 7/27/71 (b) 199
200,000 CONE Commercial Mortgage Trust 2026-
ACD6 144A, 6.06%, 7/15/43 (b)(e) 199
54,347 Connecticut Avenue Securities Trust 2024-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.600%), 5.22%,
9/25/44 (a)(b) 54
100,000 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800%), 5.42%,
2/25/44 (a)(b) 101
250,000 Connecticut Avenue Securities Trust 2022-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 6.000%), 9.62%,
12/25/41 (a)(b) 255
250,000 Connecticut Avenue Securities Trust 2021-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 6.200%), 9.82%,
11/25/41 (a)(b) 254
200,000 Connecticut Avenue Securities Trust 2022-R05
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 7.000%), 10.62%,
4/25/42 (a)(b) 208
250,000 Connecticut Avenue Securities Trust 2022-R04
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 9.500%), 13.12%,
3/25/42 (a)(b) 263
250,000 Connecticut Avenue Securities Trust 2022-R07
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 12.000%), 15.62%,
6/25/42 (a)(b) 273
159,687 Cross Mortgage Trust 2025-H6 144A, 5.18%,
7/25/70 (b)(e) 159
400,000 Diamond Issuer LLC 2021-1A 144A, 2.31%,
11/20/51 (b) 391
200,000 Drive Auto Receivables Trust 2025-2, 4.90%,
12/15/32  198
Principal
or Shares Security Description
Value
(000)
99,250 Driven Brands Funding LLC 2025-1A 144A,
5.30%, 10/20/55 (b) $ 96
150,000 EMD Finance LLC 144A, 4.13%, 8/15/28 (b) 148
25,000 Enerflex Inc. 144A, 6.88%, 1/15/31 (b) 25
40,000 Evergy Inc. , 4.25%, 3/15/29  39
100,000 Exeter Automobile Receivables Trust 2026-3A,
5.44%, 10/15/32  100
65,000 Fidelity National Information Services Inc. ,
4.55%, 3/10/29  64
60,000 Franklin BSP Capital Corp. , 7.20%, 6/15/29  61
4,091 Freddie Mac STACR REMIC Trust 2024-
DNA3 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
1.450%), 5.07%, 10/25/44 (a)(b) 4
200,000 Freddie Mac STACR REMIC Trust 2021-
HQA3 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
6.250%), 9.87%, 9/25/41 (a)(b) 201
200,000 Freddie Mac STACR REMIC Trust 2021-
HQA4 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
7.000%), 10.62%, 12/25/41 (a)(b) 205
150,000 Freddie Mac STACR REMIC Trust 2022-
DNA1 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
7.100%), 10.72%, 1/25/42 (a)(b) 154
150,000 Freddie Mac STACR REMIC Trust 2021-
DNA6 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
7.500%), 11.12%, 10/25/41 (a)(b) 152
35,000 Freedom Mortgage Holdings LLC 144A,
9.25%, 2/01/29 (b) 36
35,000 GE HealthCare Technologies Inc. , 4.15%,
12/15/28  35
100,000 General Motors Financial Co. Inc. , 5.05%,
4/04/28  100
110,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.319%), 4.94%,
4/23/28 (a) 110
90,000 Goldman Sachs Private Credit Corp. , 5.38%,
1/31/29  89
100,000 Hess Midstream Operations LP 144A, 5.88%,
3/01/28 (b) 101
30,000 Hess Midstream Operations LP 144A, 6.50%,
6/01/29 (b) 31
130,000 Hewlett Packard Enterprise Co. , 4.15%,
9/15/28  128
82,139 HIH Trust 2024-61P 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.842%),
5.52%, 10/15/41 (a)(b) 82
40,000 Hilton Domestic Operating Co. Inc. 144A,
5.88%, 4/01/29 (b) 40
25,000 Host Hotels & Resorts LP , 4.25%, 12/15/28  25
100,000 Hotwire Funding LLC 2021-1 144A, 2.66%,
11/20/51 (b) 99
100,000 Hotwire Funding LLC 2023-1A 144A, 5.69%,
5/20/53 (b) 100
170,000 HPS Corporate Lending Fund , 5.30%, 6/05/27  170
80,000 Hyundai Capital America 144A, 4.25%,
1/08/29 (b) 79
25,000 Infinity Natural Resources LLC 144A, 7.63%,
4/01/31 (b) 25

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
135,000 JPMorgan Chase & Co. , (U.S. Secured
Overnight Financing Rate + 0.845%), 4.86%,
7/23/30 (a) $ 135
65,000 JPMorgan Chase & Co. , (U.S. Secured
Overnight Financing Rate + 1.190%), 5.04%,
1/23/28 (a) 65
40,000 KFC Holding Co./Pizza Hut Holdings LLC/
Taco Bell of America LLC 144A, 4.75%,
6/01/27 (b) 40
35,000 Kodiak Gas Services LLC 144A, 5.88%,
4/01/31 (b) 35
60,000 Kraken Oil & Gas Partners LLC 144A, 7.13%,
5/15/31 (b) 59
400,000 LAD Auto Receivables Trust 2026-1A 144A,
3.92%, 4/15/31 (b) 395
105,000 Las Vegas Sands Corp. , 5.90%, 6/01/27  106
70,000 Life Mortgage Trust 2021-BMR 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.514%), 5.19%, 3/15/38 (a)(b) 67
10,000 Lithia Motors Inc. 144A, 4.38%, 1/15/31 (b) 9
100,000 Lmdv Issuer Co. LLC 2025-1A 144A, 5.31%,
12/15/55 (b) 99
70,000 M&T Bank Corp. , (U.S. Secured Overnight
Financing Rate + 0.930%), 4.83%, 1/16/29 (a) 70
80,000 Main Street Capital Corp. , 5.40%, 8/15/28  80
105,000 Main Street Capital Corp. , 6.95%, 3/01/29  108
35,000 Maple Parent Holdings Corp. 144A, 4.75%,
3/26/29 (b) 35
70,000 Match Group Holdings II LLC 144A, 5.00%,
12/15/27 (b) 70
150,000 Mercedes-Benz Finance North America LLC
144A, 4.25%, 3/10/29 (b) 148
30,000 Meritage Homes Corp. , 5.13%, 6/06/27  30
150,000 MetroNet Infrastructure Issuer LLC 2026-1A
144A, 7.10%, 4/20/56 (b) 149
75,000 Microchip Technology Inc. , 4.90%, 3/15/28  75
40,000 Mobility Global Inc. 144A, 5.05%, 6/15/29 (b) 40
185,000 Morgan Stanley , (Secured Overnight Financing
Rate + 0.960%), 4.56%, 4/10/30 (a) 183
205,503 Morgan Stanley Residential Mortgage Loan
Trust 2025-NQM8 144A, 4.96%, 9/25/70 (b)
(e) 203
150,000 Mtp Abs Funding LLC 2026-1A 144A, 5.88%,
4/25/56 (b) 149
65,941 New Residential Mortgage Loan Trust 2017-1A
144A, 4.00%, 2/25/57 (b)(e) 63
123,432 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (b)(e) 117
197,004 OBX Trust 2025-NQM19 144A, 4.87%,
10/25/65 (b)(e) 195
137,656 OBX Trust 2025-R1 144A, 4.94%, 9/25/62 (b) 136
165,527 OBX Trust 2026-NQM3 144A, 5.08%,
1/25/66 (b) 163
72,691 OBX Trust 2025-NQM14 144A, 5.16%,
7/25/65 (b) 72
98,454 OBX Trust 2026-NQM8 144A, 5.60%,
5/25/66 (b) 98
197,783 OBX Trust 2026-NQM9 144A, 5.62%,
4/25/66 (b) 197
200,000 OBX Trust 2026-NQM10 144A, 5.70%,
6/25/66 (b) 200
300,000 OneMain Direct Auto Receivables Trust 2026-
1A 144A, 4.49%, 12/14/33 (b) 296
Principal
or Shares Security Description
Value
(000)
200,000 Onemain Financial Issuance Trust 2025-1A
144A, 4.82%, 7/14/38 (b) $ 200
130,000 Oracle Corp. , 4.55%, 2/04/29  127
5,000 Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co.-Issuer 144A,
4.88%, 5/15/29 (b) 5
35,000 Primo Water Holdings Inc./Triton Water
Holdings Inc. 144A, 4.38%, 4/30/29 (b) 34
147,626 RCKT Mortgage Trust 2025-CES8 144A,
5.15%, 8/25/55 (b)(e) 147
200,000 RCKT Mortgage Trust 2026-CES7 144A,
5.41%, 7/01/56 (b) 201
131,442 RCKT Mortgage Trust 2025-CES6 144A,
5.47%, 6/25/55 (b) 131
130,793 RCKT Mortgage Trust 2025-CES5 144A,
5.69%, 5/25/55 (b) 131
150,000 Retained Vantage Data Centers Issuer LLC
2023-1A 144A, 5.75%, 9/15/48 (b) 147
130,000 Salesforce Inc. , 4.50%, 3/15/28  130
195,000 Salesforce Inc. , 4.65%, 3/15/29  194
185,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.610%), 5.47%,
3/20/29 (a) 187
80,000 South Bow USA Infrastructure Holdings LLC ,
4.91%, 9/01/27  80
10,000 Standard Industries Inc. 144A, 4.38%,
7/15/30 (b) 9
45,000 Starwood Property Trust Inc. 144A, 5.88%,
8/15/29 (b) 45
30,000 Starwood Property Trust Inc. 144A, 6.50%,
7/01/30 (b) 31
55,000 Sunoco LP 144A, 5.38%, 7/15/31 (b) 54
25,000 Sunoco LP 144A, 7.00%, 5/01/29 (b) 26
30,000 SV RNO Property Owner 1 LLC 144A, 5.88%,
3/01/31 (b) 28
200,000 Switch ABS Issuer LLC 2026-1A 144A, 5.61%,
3/27/56 (b) 199
35,000 Synchrony Financial , (U.S. Secured Overnight
Financing Rate + 1.395%), 5.02%, 7/29/29 (a) 35
90,000 Synchrony Financial , (U.S. Secured Overnight
Financing Rate + 1.346%), 5.45%,
10/15/30 (a)(d) 90
70,000 TerraForm Power Operating LLC 144A, 5.00%,
1/31/28 (b) 69
506,104 Texas Natural Gas Securitization Finance Corp.
2023-1, 5.10%, 4/01/35  513
197,033 Towd Point Mortgage Trust 2026-CES3 144A,
5.30%, 6/20/66 (b) 197
85,000 Travel + Leisure Co. 144A, 6.25%, 6/01/31 (b) 85
20,000 TTM Technologies Inc. 144A, 4.00%,
3/01/29 (b) 19
235,000 U.S. Treasury Note , 4.13%, 6/30/28  234
480,000 U.S. Treasury Note , 4.25%, 7/31/28  480
199,903 VASA Trust 2021-VASA 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.014%),
4.69%, 7/15/39 (a)(b) 197
100,000 VB-S1 Issuer LLC 2026-1A 144A, 4.69%,
3/15/56 (b) 97
100,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (b) 102
55,000 Venture Global LNG Inc. 144A, 9.50%,
2/01/29 (b) 59

Principal
or Shares Security Description
Value
(000)
179,838 Verus Securitization Trust 2025-11 144A,
4.91%, 11/25/70 (b)(e) $ 178
217,097 Verus Securitization Trust 2025-9 144A,
4.94%, 10/27/70 (b)(e) 215
69,122 Verus Securitization Trust 2024-R1 144A,
5.22%, 9/25/69 (b)(e) 69
40,000 Vistra Operations Co. LLC 144A, 5.00%,
7/31/27 (b) 40
25,000 Vistra Operations Co. LLC 144A, 5.05%,
12/30/26 (b) 25
250,000 Volkswagen Group of America Finance LLC
144A, 5.30%, 3/22/27 (b) 251
195,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 0.880%), 4.08%, 9/15/29 (a) 192
160,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.370%), 4.97%, 4/23/29 (a) 161
90,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.070%), 5.71%, 4/22/28 (a) 91
5,244,664 Wells Fargo Commercial Mortgage Trust 2018-
C46, 0.90%, 8/15/51 (e) 61
100,000 Wells Fargo Commercial Mortgage Trust 2026-
1250B 144A, 4.68%, 3/10/41 (b)(e) 98
200,000 Wells Fargo Commercial Mortgage Trust
2025-HI 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.693%), 5.37%,
10/15/42 (a)(b) 201
200,000 Westlake Automobile Receivables Trust 2026-
2A 144A, 5.25%, 3/15/32 (b) 199
11,634 Westlake Automobile Receivables Trust 2024-
1A 144A, 5.55%, 11/15/27 (b) 12
170,000 Whistler Pipeline LLC 144A, 5.40%,
9/30/29 (b) 172
Principal
or Shares Security Description
Value
(000)
295,500 Wingstop Funding LLC 2020-1A 144A,
2.84%, 12/05/50 (b) $ 287
20,000 XHR LP 144A, 6.63%, 5/15/30 (b) 20
21,112
Total Bond
(Cost - $36,114) 35,188
Investment Company (2%)
879,125 Payden Cash Reserves Money Market Fund *
(Cost - $879)
879
Purchased Swaptions  (1%
)
Total Purchased Swaptions (Cost - $191) 195
Total Investments (Cost - $37,184)  (101%)
36,262
Liabilities in excess of Other Assets ( -1% )
(260)
Net Assets (100%)
$ 36,002
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d) All or a portion of these securities are on loan. At July 31, 2026, the total market value of the Fund’s securities on loan is $142 and the total market value of the collateral held by the Fund is $146. Amounts in 000s.
(e) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Purchased Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Purchased Swaptions - 0.5%
10-Year SOFR Swap, Receive Fixed 3.900% Annually,
Pay Variable 3.660% (SOFRRATE) Annually Barclays Bank PLC $ 4,000 02/09/2027 $ 22 Call
10-Year SOFR Swap, Receive Variable 3.660%
(SOFRRATE) Annually, Pay Fixed 3.900% Annually Barclays Bank PLC 4,000 02/09/2027 172 Put
Total Purchased Swaptions
$195
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Long Contracts:
U.S. 10-Year Ultra Future 18 Sep-26 $ 1,975 $ (27) $ (27)
U.S. Treasury 2-Year Note Future 58 Sep-26 11,925 (37) (37)
U.S. Treasury 5-Year Note Future 15 Sep-26 1,590 (13) (13)
a a
Total Futures
$(77)